Segment Information (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	£ 149	£ 149	£ 776
Grant revenue	1,789	840	547
Total revenue	1,938	989	1,323
Research and development costs	(9,359)	(8,329)	(7,730)
Distribution costs, sales and marketing		(170)
Administrative costs	(4,394)	(4,266)	(3,245)
Depreciation	(1,016)	(983)	(772)
Impairment of intangible assets		(1,500)	(11,413)
Loss from operations	(11,815)	(13,276)	(9,652)
Finance income	2	415	1,337
Finance expense	(587)	(109)	(73)
Loss before tax	(12,400)	(12,970)	(8,388)
Taxation	2,032	1,265	2,227
Loss for the year	(15,030)	(16,064)	(20,162)
Loss from continuing operations	(10,368)	(11,705)	(6,161)
Loss from discontinued operations	(4,662)	(4,359)	(14,001)
Discontinued Operations [Member]
Disclosure of operating segments [line items]
Revenue	4,031	6,758	6,376
Grant revenue	1,789	840	547
Total revenue	5,820	7,598	6,923
Cost of sales	(1,286)	(926)	(667)
Research and development costs	(8,838)	(7,711)	(7,034)
Distribution costs, sales and marketing	(4,357)	(7,647)	(8,734)
Administrative costs	(4,959)	(4,832)	(5,306)
Loss on disposal of discontinued operations	(1,407)
Depreciation	(1,016)	(983)	(772)
Amortisation	(434)	(1,577)	(3,583)
Impairment of intangible assets		(1,500)	(11,413)
Loss from operations	(16,477)	(17,578)	(30,586)
Finance income	2	415	1,337
Finance expense	(587)	(166)	(73)
Loss before tax	(17,062)	(17,329)	(29,322)
Taxation	2,032	1,265	9,160
Loss for the year	(15,030)	(16,064)	(20,162)
Loss from continuing operations	(10,368)	(11,705)	(6,161)
Loss from discontinued operations	(4,662)	(4,359)	(14,001)
Pipeline R&D [Member]
Disclosure of operating segments [line items]
Revenue	149	149	776
Grant revenue	1,789	840	547
Total revenue	1,938	989	1,323
Cost of sales
Research and development costs	(8,555)	(7,355)	(6,968)
Distribution costs, sales and marketing		(170)
Administrative costs	(4,087)	(4,266)	(3,245)
Loss on disposal of discontinued operations
Depreciation	(1,011)	(974)	(762)
Amortisation	(100)
Impairment of intangible assets		(1,500)
Loss from operations	(11,815)	(13,276)	(9,652)
Finance income	2	415	1,337
Finance expense	(587)	(109)	(73)
Loss before tax	(12,400)	(12,970)	(8,388)
Taxation	2,032	1,265	2,227
Loss for the year	(10,368)	(11,705)	(6,161)
Commercial [Member] | Discontinued Operations [Member]
Disclosure of operating segments [line items]
Revenue	3,882	6,609	5,600
Grant revenue
Total revenue	3,882	6,609	5,600
Cost of sales	(1,286)	(926)	(667)
Research and development costs	(283)	(356)	(66)
Distribution costs, sales and marketing	(4,357)	(7,477)	(8,734)
Administrative costs	(872)	(566)	(2,061)
Loss on disposal of discontinued operations	(1,407)
Depreciation	(5)	(9)	(10)
Amortisation	(334)	(1,577)	(3,583)
Impairment of intangible assets			(11,413)
Loss from operations	(4,662)	(4,302)	(20,934)
Finance income
Finance expense		(57)
Loss before tax	(4,662)	(4,359)	(20,934)
Taxation			6,933
Loss for the year	£ (4,662)	£ (4,359)	£ (14,001)